LONG-TERM PREPAID EXPENSES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
LONG-TERM PREPAID EXPENSES
Non-current prepayments	¥ 0	¥ 0